SEGMENT INFORMATION	12 Months Ended
Oct. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Description of Segments. We are a global leader in life sciences, diagnostics and applied markets, providing application focused solutions that include instruments, software, services and consumables for the entire laboratory workflow.
In November 2024, we announced a change in our organizational structure to support our market-focused, customer-centric strategy. Our former Diagnostics and Genomics segment combined with our liquid chromatography and liquid chromatography mass spectrometry instrument platforms to form our new Life Sciences and Diagnostics Markets segment. Our chemistries and supplies, laboratory automation, and software and informatics divisions moved from our former Life Sciences and Applied Markets segment to our Agilent CrossLab segment. The remaining divisions in our former Life Sciences and Applied Markets segment which includes our gas chromatography, gas chromatography mass spectrometry, remarketed instruments, spectroscopy and vacuum divisions will form our new Applied Markets segment. All historical financial segment information has been recast to conform to this new presentation.
Following this re-organization, we have three business segments - Life Sciences and Diagnostics Markets, Agilent CrossLab and Applied Markets, each of which comprise a reportable segment. The three operating segments were determined based primarily on how the chief operating decision maker views and evaluates our operations. Operating results are regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and to assess its performance. Other factors, including market separation and customer specific applications, go-to-market channels, products and services and manufacturing are considered in determining the formation of these operating segments.
A description of our three reportable segments is as follows:

Our Life Sciences and Diagnostics Markets segment is comprised of seven areas of activity. We provide active pharmaceutical ingredients ("APIs") for oligo-based therapeutics as well as solutions that include reagents, instruments, software and consumables, which enable customers in the clinical and life sciences research areas to interrogate samples at the cellular and molecular level. First, our liquid chromatography ("LC") and liquid chromatography mass spectrometry ("LCMS") businesses enable customers in the clinical and life sciences research areas to interrogate samples at the molecular and cellular level. Second, our cell analysis business includes instruments, reagents, software, and labware associated with unique live-cell analysis platforms in addition to mainstream flow cytometers, plate-readers, and plate washers/dispensers which are used across a broad range of applications. Third, our contract development and manufacturing organization ("CDMO") business provides services related to and the production of synthesized oligonucleotides under pharmaceutical good manufacturing practices conditions for use as API in a class of drugs that utilize nucleic acid molecules for disease therapy. BIOVECTRA capabilities include microbial fermentation, bioreagents, highly potent active pharmaceutical ingredients, peptide purification and biomanufacturing capabilities in several nucleic acid modalities. Together, our BIOVECTRA and nucleic acid solutions businesses comprise our CDMO offerings to our customers providing clinical-to-commercial scale production capabilities. Fourth, our pathology solutions business is focused on product offerings for cancer diagnostics and anatomic pathology workflows. The broad portfolio of offerings includes immunohistochemistry, in situ hybridization, hematoxylin and eosin staining and special staining. This business further provides clinical flow cytometry reagents for routine cancer diagnostics. This business also provides bulk antibodies as raw materials and associated assay development services to in vitro diagnostics manufacturers, biotechnology and pharmaceutical companies. Fifth, we also collaborate with a number of major pharmaceutical companies to develop new potential tissue pharmacodiagnostics, also known as companion diagnostics, which may be used to identify patients most likely to benefit from a specific targeted therapy. Sixth, our genomics business includes reagents to support next-generation sequencing ("NGS") workflows and arrays. This business also includes solutions that enable clinical labs to identify DNA variants associated with genetic disease and help direct cancer therapy. Finally, our biomolecular analysis business provides complete workflow solutions, including instruments, consumables and software, for quality control analysis of nucleic acid samples. Samples are analyzed using quantitative and qualitative techniques to ensure accuracy in further genomics analysis techniques including NGS, utilized in clinical and life science research applications.

Our Agilent CrossLab segment provides an extensive services and consumables portfolio that spans the entire lab, in addition to software and laboratory automation solutions, which are designed to improve customer outcomes and represents a broad range of offerings designed to serve customer needs across end-markets and applications. Our services portfolio includes repairs, parts, maintenance, installations, training, compliance support, software as a service, asset management, consulting and various other custom services to support the customers' laboratory operations. Custom services are tailored to meet the specific application needs of various industries and to keep instruments fully operational and compliant with the respective industry requirements. Our consumables portfolio is designed to improve customer outcomes. Most of the portfolio is vendor neutral, meaning we can serve and supply customers regardless of their instrument purchase choices. Solutions range from chemistries to supplies. Key product categories in consumables include gas chromatography ("GC") and liquid chromatography ("LC") columns, sample preparation products, custom chemistries, and a large selection of laboratory supplies. Software and informatics solutions include software for instrument control, data acquisition, data analysis, secure storage of results, and laboratory information and workflow management. This software facilitates the compliant use of instruments in pharmaceutical quality assurance and quality control environments. The OpenLab laboratory software suite is a scalable, open software platform that enables customers to capture, analyze, and share scientific data throughout the lab and across the enterprise. Laboratory automation offers automated sample preparation solutions, including liquid handling, plate management, consumables and scheduling software. These solutions range from standalone automation platforms to integrated workflow solutions with seamless integration to our instrumentation.

Our Applied Markets segment provides application-focused solutions that include instruments and software that enable customers to identify, quantify and analyze the physical and biological properties of substances and products. Our gas chromatography ("GC") and gas chromatography mass spectrometry ("GCMS") businesses enable customers to perform a wide variety of testing including measuring volatile and semi-volatile contaminants to assess the safety of our foods, quality of water and consumer products while also enabling testing of fuels and purity of chemicals. Our inductively coupled plasma mass spectrometry, inductively coupled plasma optical emission spectrometry, atomic absorption and microwave plasma-atomic emission spectrometry instruments are vital for our customers to measure metals and elemental signatures in their samples and find uses in the food safety, environmental quality, chemicals manufacture, advanced materials, energy and forensics markets. Our molecular spectroscopy business including the raman, fluorescence and infrared spectroscopy instruments offer both in-field and in-lab testing solutions in a diverse variety of applications including airport security, explosives testing, narcotics, food quality and chemical characterization. Our vacuum business develops cutting edge products and technologies to test vacuum environments and find uses in a diverse variety of industries including semi-conductor, batteries, chemical manufacturing and advanced materials development. Finally, our remarketed instruments business refurbishes and resells certified pre-owned instruments to value-oriented customers who would like Agilent quality and performance at a budget conscious price.

A significant portion of the segments' expenses arises from shared services and infrastructure that we have historically provided to the segments in order to realize economies of scale and to efficiently use resources. These expenses, collectively called corporate charges, include finance, tax, treasury, legal, real estate, insurance services, workplace services, human resources, information technology services, corporate development and other corporate infrastructure expenses, costs of centralized research and development and joint sales and marketing costs. Charges are allocated to the segments, and the allocations have been determined on a basis that we consider to be a reasonable reflection of the utilization of services provided to or benefits received by the segments. In addition, we do not allocate certain costs to the operating margin for each segment because management does not include this information in its measurement of the performance of the operating segments. Unallocated costs consist of asset impairments, amortization of acquisition-related intangible assets, acquisition and integration costs, changes in the fair value of acquisition-related contingent consideration, transformational initiatives expenses, restructuring and other related costs, business exit and divestiture costs and certain other charges. Transformational initiatives include expenses associated with targeted cost reduction activities such as manufacturing transfers, site consolidations, legal entity and other business reorganizations, in-sourcing or outsourcing of activities.

The performance of each segment is measured based on several metrics, including segment income from operations. These results are used, in part, by the chief operating decision maker in evaluating the performance of, and in allocating resources to, each of the segments.
The following tables reflect segment results under our management reporting system after excluding certain unallocated costs as noted in the reconciliations below:

	Years Ended October 31,
	2024	2023	2022
	(in millions)
Net Revenue:
Life Sciences and Diagnostics Markets	$2,466	$2,780	$2,844
Agilent CrossLab	2,747	2,656	2,563
Applied Markets	1,297	1,397	1,441
Total net revenue	$6,510	$6,833	$6,848

Segment Income from Operations:
Life Sciences and Diagnostics Markets	$484	$673	$711
Agilent CrossLab	925	839	779
Applied Markets	312	363	367
Total reportable segment income from operations	$1,721	$1,875	$1,857

Share-Based Compensation Expense:
Life Sciences and Diagnostics Markets	$46	$48	$52
Agilent CrossLab	48	40	43
Applied Markets	24	24	25
Unallocated share-based compensation expenses (1)	12	—	6
Total share-based compensation expense	$130	$112	$126

Depreciation Expense:
Life Sciences and Diagnostics Markets	$72	$60	$57
Agilent CrossLab	54	46	42
Applied Markets	23	22	21
Total depreciation expense	$149	$128	$120

(1) Share-based compensation expense amounts not allocated to the segments relate to accelerated share-based compensation expense from workforce reduction and from acquisition of businesses.
Segment assets include allocations of corporate assets, goodwill, net other intangibles and other assets. Unallocated assets primarily consist of cash, cash equivalents, prepaid expenses, long-term investments, deferred tax assets, right-of use assets and other assets.

The following table reflects segment assets and capital expenditures under our management reporting system.

	October 31,
	2024	2023
	(in millions)
Assets:
Life Sciences and Diagnostics Markets	$5,866	$4,826
Agilent CrossLab	2,360	2,309
Applied Markets	872	889
Total reportable segment assets	$9,098	$8,024

Capital Expenditures:
Life Sciences and Diagnostics Markets	$314	$228
Agilent CrossLab	41	45
Applied Markets	23	25
Total capital expenditures	$378	$298

Major Customers.    No customer represented 10 percent or more of our total net revenue in 2024, 2023 or 2022.

The following table reconciles reportable segments' income from operations to Agilent's total enterprise income before taxes:

	Years Ended October 31,
	2024	2023	2022
	(in millions)
Total reportable segments' income from operations	$1,721	$1,875	$1,857
Unallocated Costs
Amortization of intangible assets related to business combinations	(102)	(139)	(191)
Acquisition and integration costs	(12)	(16)	(25)
Transformational initiatives	(11)	(25)	(30)
Asset impairments	(8)	(277)	—
Business exit and divestiture costs	—	—	(7)
Change in fair value of contingent consideration	—	(1)	25
Restructuring and other related costs	(76)	(46)	—
Other	(24)	(21)	(11)
Total unallocated costs	(233)	(525)	(239)
Income from operations	1,488	1,350	1,618
Interest income	80	51	9
Interest expense	(96)	(95)	(84)
Other income (expense), net	49	33	(39)
Income before taxes	$1,521	$1,339	$1,504

The following table reconciles segment assets to Agilent's total assets:

	October 31,
	2024	2023
	(in millions)
Total reportable segments' assets	$9,098	$8,024
Cash and cash equivalents	1,329	1,590
Prepaid expenses	188	139
Long-term investments	175	164
Long-term and other receivables	143	127
Deferred tax assets	351	284
Right of use assets	177	154
Others	385	281
Total assets	$11,846	$10,763
The other category primarily includes over funded pension plans which are not allocated to the segments.
The following table presents summarized information for net revenue by geographic region. Revenues from external customers are generally attributed to countries based upon the customers' location.

	Years Ended October 31,
	2024	2023	2022
	(in millions)
Net revenue:
United States	$2,246	$2,410	$2,385
China including Hong Kong	1,217	1,383	1,499
Rest of the world	3,047	3,040	2,964
Total net revenue	6,510	6,833	6,848

The following table presents summarized information for long-lived assets by geographic region. Long lived assets consist of property, plant, and equipment, right-of-use assets, long-term receivables and other long-term assets excluding intangible assets. The rest of the world primarily consists of Asia and the rest of Europe.

	October 31,
	2024	2023
	(in millions)
Long-lived Assets:
United States	$1,453	$1,188
Canada	279	2
Germany	244	192
Rest of World	529	469
Total Long-lived Assets	$2,505	$1,851